Net Income (Loss) per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Income (Loss) per Ordinary Share
Schedule of computation of basic and diluted net loss per share

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net income (loss) —basic and diluted	10,147,465	(36,846,061)	(47,366,729)
Net income (loss) attributable to ordinary shareholders	10,147,465	(36,846,061)	(47,366,729)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	1,464,257,884	3,155,082,983	3,080,332,924
Diluted	1,591,094,630	3,155,082,983	3,080,332,924
Net income (loss) per share—basic and diluted	0.003	(0.01)	(0.02)

Schedule of instruments excluded from calculation of diluted net income (loss) per share

	For the years ended December 31,
	2018	2019	2020
Share options	—	160,800,982	290,614,107
Restricted shares units	14,495,000	50,725,912	37,740,804
Total	14,495,000	211,526,894	328,354,911